COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans		$ 407
Royalty Percentage		5.00%
Accrued Royalties		$ 2,444
Amount of claim		46
Annual Management Fee		180
Rent expenses		2,325	$ 2,327	$ 2,380
Loss Contingency Accrual, Provision		20
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements		515
Litigation Settlement Interest		2,161
Litigation Settlement, Expense		2,676
Loss Contingency Accrual, Provision		$ 79
Loss Contingency, Settlement Agreement, Terms		14 years
Loss Contingency, Loss in Period	$ 12,800